                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09-30-2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kramer Spellman, L.P.

Address: 600 Madison Avenue
         18th Floor
         New York, NY 10022


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ezra C. Levy
        ----------------------------------------------------------------------

Title:  Chief Financial Officer
        ----------------------------------------------------------------------

Phone:  212-421-3737
        ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Ezra C. Levy                 New York, NY                 11-11-2003
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
                                   ---------------------

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

Kramer Spellman, L.P.
PORTFOLIO APPRAISAL
30-Sep-03


                                                         Unit         Market      Market
Security                                              Quantity        Price        Value         CUSIP
--------                                              --------       -------     --------      ------------
ASTA Funding, Inc.                                      20000        25.99         519780      US0462201098

Ace Limited                                              9000        33.08         297720      KYG0070K1031

AmBase Corp.                                           112800         0.68          76704      US0231641061

Arbor Realty Trust, Inc.                                 8000           75         600000         038923504

AutoNation, Inc.                                        20000        17.54         350800      US05329W1027

Banco Latinamericano de Exportaciones, SA               44600           12         535200      PAP169941328

Bank of N.T. Butterfield & Son, Ltd.                    11202           35         392070      BMG0772R1097

Capital One Financial Corp.                              6000        57.04         342240      US14040H1059

Ceres Group, Inc.                                     1119262            4        4477048      US1567721055

Chicago Bridge & Iron Company, N.V.                     10000        27.16         271600      US1672501095

Consul Energy, Inc.                                    100000        18.58        1858000      US20854P1093

Countrywide Credit Industries, Inc.                     74500        78.28        5831860       US223721042

DepoMed, Inc.                                           88000         6.35         558800      US2499081048

Direct General, Corp.                                   20000        25.07         501400      US25456W2044

First Investors Financial Services Group               121400         4.45         539744      US32058A1016

Fog Cutter Capital Group, Inc.                          21200         5.07         107484      US34416Q1094

Friedman, Billings, Ramsey Group, Inc.                  31600        17.25         545100      US3584341081

Hawthorne Financial Corp.                                6200         40.2         249240      US4205421021

Hudson City Bancorp, Inc.                               10000        30.82         308200      US4436831071

IPC Holdings, Ltd.                                      36000        35.04        1261440      BMG4933P1014

Information Resources, Inc.                             57000          4.6         262200      US4569051083

Kingsway Financial Services                            167000          9.4        1569800      CA4969041033

LNR Property Corp.                                      16000        40.95         655200      US5019401000

Luminent                                                40000           15         600000         550278204

Meadowbrook Insurance Group, Inc.                      819500         4.13        3384535      US58319P1084

Medallion Financial Corp.                               40900          6.3         257670      US5839281061

Metris Companies, Inc.                                  67500         4.12         278100      US5915981071

Munich Re                                                5000        99.47         497350      DE0008430026

New Century Financial Corp.                             26250        28.37         744713      US64352D1019

Newhall Land & Farming Company                          22500        39.51         888975      US6514261089

Ocwen Financial Corp.                                  759408         4.55        3455306      US6757461016

Patriot Bank Corp.                                      24000         18.8         451200      US70335P1030

Penn-America Group, Inc.                                37000        14.98         554260      US7072471029

Pennfed Financial Services, Inc.                        21500         29.1         625650      US7081671015

Platinum Underwriters Holdings, Ltd.                    43000         28.1        1208300      BMG7127P1005

Quanta Capital Holdings, Ltd.                          200000           10        2000000         747635209

Resource America, Inc.                                 189958        11.86        2252902      US7611952059

Safety Insurance Group, Inc.                            52600        15.52         816352      US78648T1007

Saxon Capital, Inc.                                     40000        17.14         685600      US80556P3029

Scottish Annuity & Life Holdings, Ltd.                  23000        24.15         555450      KYG7885T1040

State Auto Financial Corp.                              10000        25.22         252200      US8557071052

The Hartford Financial Services Group                   15000        52.63         789450      US4165151048

The PMI Group, Inc.                                     19000        33.75         641250      US69344M1018

The Phoenix Companies, Inc.                             23000        11.55         265650      US71902E1091

Toll Brothers, Inc.                                      7500        30.42         228150      US8894781033

Tyco International, Ltd.                                20000        20.43         408600      BM9021241064

Union Acceptance Corp.                                 515300         0.33         170049      US9048321023

UnionBanCal Corp.                                       12000         49.6         595200      US9089061009

UnumProvident Corporation                              185000        14.77        2732450      US91529Y1064

White Mountains Insurance Group Ltd.                     4100       397.03        1627823      BMG9618E1075

Willis Lease Finance Corporation                        85900         5.49         471591      US9706461053

Taylor Capital Trt-9.75% Pfd                            10000        28.11         281100      US87216N1053